Contract balances (Details 2) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Statement [Line Items]
Balance as of April 1, 2020	₨ 2,307,213	₨ 2,454,664
Less: Revenue recognized during the period	(21,419,535)	(18,200,933)
Add: Invoiced during the period but revenue not recognized	22,702,994	18,055,379
Add: Translation gain or (loss)	(653)	(1,897)
Balance as at March 31, 2021	₨ 3,590,019	₨ 2,307,213